Income Taxes - Schedule of Domestic Tax Rate (Detail)		12 Months Ended
	Oct. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	8.00%	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects		(6.20%)	(2.40%)	(1.30%)
Annual inflation tax adjustment		0.40%	0.60%	(1.50%)
Difference between statutory income tax rates		1.80%	1.20%	0.40%
Repatriation of capital benefit decree		(20.20%)
Non-deductible expenses		2.40%	2.80%	3.30%
(Non-taxable) income			(0.40%)	(0.30%)
Hedge of a net investment in foreign operations		(1.40%)	(2.20%)
Effect of changes in Venezuela tax law			3.60%
Income tax credits		(1.80%)	(3.90%)
Philippines consolidation profit		(2.20%)
Venezuela desconsolidation effect		23.40%
Others		0.30%	(1.60%)	0.80%
Total		26.50%	27.60%	31.50%